7. Share-based payments (Details 12) - Employee stock options Market price-based [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of Shares
Outstanding, Beginning	5,000,000	5,000,000
Granted
Outstanding, Ending	5,000,000	5,000,000
Exercisable, Ending	1,000,000
Weighted Average Exercise Price
Outstanding, Beginning		$ 2.00
Granted
Outstanding, Ending	$ 2.00
Exercisable, Ending	$ 1.50
Aggregate Intrinsic Value
Outstanding, Beginning
Granted
Outstanding, Ending
Exercisable, Ending